Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 10 – STOCK-BASED COMPENSATION

Stock options generally vest over one to three years, with a maximum term of ten years from the date of grant. These awards become available to the recipient upon the satisfaction of a vesting condition based on a period of service. Total stock options activity for the six months ended June 30, 2026 is summarized as follows:

	Number of Options	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2025	38.60	68,825
Granted	-	-
Exercised	-	-
Outstanding at June 30, 2026	38.60	68,825
Exercisable at June 30, 2026	38.60	68,825
Options expected to vest	-	-

Stock-based compensation expense for the six months ended June 30, 2026 and 2025, was $0 and $178, respectively. Stock-based compensation expense was recorded as professional fees on the accompanying consolidated statements of operations and comprehensive loss. There was no unrecognized stock-based compensation at June 30, 2026.

NOTE 14 – STOCK BASED COMPENSATION

Old Nukk Equity Incentive Plan

For periods prior to the reverse recapitalization, the Old Nukk Equity Incentive Plan (the “Old Nukk Plan”) permitted the granting of various awards including stock options (including both nonqualified options and incentive options), stock appreciate rights (“SARs”), stock awards, phantom stock units, performance awards and other share-based awards to employees, outside directors and consultants, and advisors to the Company. Only stock options have been awarded to consultants and advisors under the Old Nukk Plan.

Assumed Options converted into an option to purchase a number of shares of the Company’s common stock equal to the product of the number of shares of Old Nukk common stock and the Exchange Ratio at an exercise price per share equal to the exercise price of the Assumed Options divided by the Exchange Ratio. Each Assumed Option is governed by the same terms and conditions applicable to the Assumed Options prior to the Business Combination. No further grants can be made under the Old Nukk Plan.

2024 Equity Incentive Plan

On October 11, 2024, the Company’s shareholders approved a new long-term incentive award plan (the “2024 Plan”). The 2024 Plan is administered by the Board. The selection of participants, allotment of shares, determination of price and other conditions are approved by the Board at its sole discretion to attract and retain personnel instrumental to the success of the Company.

On November 13, 2024, the Company issued 100,000 stock options to a consultant of the Company at an exercise price of $2.39 per share. In May 2025, the consultant exercised these options via a cashless exercise, resulting in an issuance of 85,710 shares of common stock.

2025 Equity Incentive Plan

In February 2025, the Company established the Nukkleus Inc 2025 Equity Incentive Plan (the “2025 Plan”) to attract, retain and motivate employees, officers, directors, consultants, agents, advisors and independent contractors of the Company by providing them the opportunity to acquire a proprietary interest in the Company and to align their interest and efforts to the long-term interest of the Company’s stockholders.

On November 13, 2025, the board of directors of the Company approved the issuance of an equity grant to executive officers and consultants under its 2025 Equity Incentive Plan amounting to a total of 3,950,000 shares of common stock, par value $0.0001. On November 13, 2025, and December 22, 2025, the Company issued 3,370,000 shares of common stock to employees, Directors and consultants and in January 2026 the Company issued 475,000 shares of common stock to employees, Directors and consultants. The Company estimated the value of the shares issued at $18,648 based on the share price of the date of the board resolution. In addition, the Company issued an aggregate of 105,000 restricted shares of common stock as debt settlement of debt to related parties. The shares were estimated at $509 based on the share price of the common stock on issuance date.

Stock options generally vest over one to three years, with a maximum term of ten years from the date of grant. These awards become available to the recipient upon the satisfaction a vesting condition based on a period of service. Total stock options activity for the year ended December 31, 2025 is summarized as follows:

	Number of Options	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2024	104,823	27.61
Granted	-	-
Exercised	(100,000)
Outstanding at December 31, 2025	4,823	550.60
Exercisable at December 31, 2025	4,823	550.60
Options expected to vest	-	-

Stock-based compensation expense for year ended December 31, 2025, for three months ended December 31, 2024 and for year ended September 30, 2024 was $18,825, $6 and $230, respectively. Stock-based compensation expense were recorded as professional fees on the accompanying consolidated statements of operations and comprehensive loss. There was no unrecognized Stock-based compensation at December 31, 2025.